UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   OKUMUS Capital, L.L.C.
Address:                575 Lexington Avenue, 7th Floor
                        New York, NY 10022

13F File Number:  028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-350-1575
Signature, Place, and Date of Signing:

    /s/ Ahmet H. Okumus       New York, New York    February 13, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

                            TITLE                            SHRS/      SH/  PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER             OF CLASS    CUSIP     VALUE      PRN AMT     PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
--------------             --------    -----     -----      -------     ---  ----  ----------   --------  ----    ------   ----
ADC Telecommunications Inc.  COM     000886101  56,775,113  12,342,416   SH           SOLE             56,775,113      0      0
BMC Software Inc.            PUT     055921950   1,627,570   4,677,200        PUT     SOLE              1,627,570
BMC Software Inc.            COM     055921100   3,437,699     210,000   SH           SOLE              3,437,699      0      0
Comverse Technology Inc.     PUT     205862952     158,060   1,580,600        PUT     SOLE                158,060
Ciena Corp.                  PUT     171779951     353,640   3,536,400        PUT     SOLE                353,640      0      0
Instinet Group Inc.          COM     457750107   1,021,079     101,600   SH           SOLE              1,021,079
Instinet Group Inc.          CALL    457750907     254,000     101,600       CALL     SOLE                254,000
Instinet Group Inc.          PUT     457750957      59,890   1,197,800        PUT     SOLE                 59,890
Net Perceptions Inc.         COM     64107U101   1,855,380     384,400   SH           SOLE              1,855,380      0      0
Paradyne Networks Inc.       COM     69911G107     964,470     247,300   SH           SOLE                964,470      0      0
Silverstream Software Inc.   COM     827907106   3,846,265     565,700   SH           SOLE              3,846,265      0      0
Viant Corp.                  COM     92553N107  11,606,834   6,959,377   SH           SOLE             11,606,834      0      0
                   TOTAL                        81,960,000


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        2
Form 13F Information Table Entry Total:   12
Form 13F Information Table Value Total:   $81,960,000

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC